Offerings	Jun. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2031
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,496,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,360.40
Offering Note	Fee payable in accordance with Rules 457(r) and 456(b).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2036
Amount Registered | shares	450,000,000
Maximum Aggregate Offering Price	$ 449,995,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62,144.38
Offering Note	Fee payable in accordance with Rules 457(r) and 456(b).